Risk/Return Summary - AlphaCentric Income Opportunities Fund	Total
Prospectus [Line Items]
Risk/Return [Heading]	ALPHACENTRIC INCOME OPPORTUNITIES FUND
Supplement to Prospectus [Text Block]

MUTUAL FUND SERIES TRUST

ALPHACENTRIC INCOME OPPORTUNITIES FUND

CLASS A: IOFAX CLASS C: IOFCX CLASS I: IOFIX

(the “Fund”)

August 21, 2020

The following information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, dated August 1, 2020.

The table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: ALPHACENTRIC INCOME OPPORTUNITIES FUND – Fees and Expenses of the Fund” is replaced in its entirety with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.18%	0.18%	0.18%
Interest Expense	0.01%	0.01%	0.01%
Remaining Other Expense	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.93%	2.68%	1.68%
Fee Waiver and/or Expense Reimbursement [1]	(0.18)%	(0.18)%	(0.18)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.75%	2.50%	1.50%

[1] The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.74%, 2.49% and 1.49% for Class A shares, Class C shares and Class I shares, respectively, through July 31, 2021. This agreement may only be terminated by the Board of Trustees on 60 days' written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived and (ii) the Fund’s current expense limitation at the time of recoupment.

In addition, the sections of the Prospectus entitled “HOW TO REDEEM SHARES – Redemption Fee” and “HOW TO REDEEM SHARES – Waivers of Redemption Fees” are deleted in their entirety

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, each dated August 1, 2020, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-844-223-8637 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - AlphaCentric Income Opportunities Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - AlphaCentric Income Opportunities Fund		Class A	Class C	Class I
Management Fees		1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.18%	0.18%	0.18%
Interest Expense		0.01%	0.01%	0.01%
Remaining Other Expense		0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses		1.93%	2.68%	1.68%
Fee Waiver and/or Expense Reimbursement	[1]	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.75%	2.50%	1.50%
[1]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.74%, 2.49% and 1.49% for Class A shares, Class C shares and Class I shares, respectively, through July 31, 2021. This agreement may only be terminated by the Board of Trustees on 60 days' written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund's expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund's expense limitation at the time such expenses were waived and (ii) the Fund's current expense limitation at the time of recoupment.